Revenues from continuing operations (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Recognition [Abstract]
Disaggregation of revenue
For the years ended December 31,
	2019	2018	2017
Time charters (operating leases)	$ 108,374	$ 107,923	$ 112,499
Voyage charters	$ -	$ 9,672	$ 4,173
Total	$ 108,374	$ 117,595	$ 116,672